Warrants reserve (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Warrants Reserve
[custom:WarrantsOutstandingAtNumberOfStockOptions-1]	36,190,769
[custom:WarrantsOutstandingWeightedAverageExercisePricePerShare-1]	$ 0.62
Weighted average remaining contractual life (years)	1 year 2 months 12 days	1 year 10 months 24 days
[custom:WarrantsOutstandingAtNumberOfStockOptions-2]	36,190,769	36,190,769
[custom:WarrantsOutstandingWeightedAverageExercisePricePerShare-2]	$ 0.62	$ 0.62